Condensed Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Receipts from customers	$ 3,879,692	$ 4,455,615
Payments to suppliers and employees	(9,639,697)	(10,587,443)
R&D tax incentive and other grants received	1,748,230
Net cash outflow from operating activities	(4,011,775)	(6,131,828)
Cash flows from investing activities
Payments to acquire businesses		(486,187)
Payments for property, plant and equipment	(28,239)	(3,114)
Interest received	118,222	79,747
Net cash outflow from investing activities	89,983	(409,554)
Cash flows from financing activities
Lease payments	(172,851)	(166,484)
Interest paid	(2,231)
Net cash outflow from financing activities	(175,082)	(166,484)
Net decrease in cash and cash equivalents	(4,096,874)	(6,707,866)
Cash and cash equivalents at the beginning of the financial year	7,851,197	11,731,325
Effects of exchange rate changes on cash and cash equivalents	(25,123)	21,729
Cash and cash equivalents at end of the half-year	$ 3,729,200	$ 5,045,188